Supplemental Cash Flow Information_Cash Inflows And Outflows From Income Tax Interests And Dividends(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Inflows And Outflows From Income Tax Interests And Dividends Abstract [Abstract]
Income Taxes Paid Refund Classified As Operating Activities	₩ 759,013	₩ 646,802	₩ 231,786
Interest Received Classified As Operating Activities	12,346,795	11,243,363	10,208,678
Interest Paid Classified As Operating Activities	4,069,935	3,444,715	3,707,653
Dividends Received Classified As Operating Activities	222,670	229,289	132,654
Dividends Paid Classified As Financing Activities	₩ 766,728	₩ 497,969	₩ 378,625